Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	79 Months Ended	80 Months Ended	102 Months Ended	111 Months Ended	112 Months Ended		115 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000154942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000124400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
C000124401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
C000201711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000198936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000124402
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000124403
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000151918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000157436
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000154943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000161913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
Without Sales Load [Member] | C000154942
Average Annual Return [Line Items]
Average Annual Return, Percent	29.62%	10.95%						8.23%
Without Sales Load [Member] | C000124400
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.02%)	1.04%								0.69%
Without Sales Load [Member] | C000124401
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.81%)	(2.79%)								(0.06%)
Without Sales Load [Member] | C000201711
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.76%)	1.36%	1.65%
Without Sales Load [Member] | C000198936
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)	1.37%		1.62%
Without Sales Load [Member] | C000124402
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.77%)	1.35%								1.04%
Without Sales Load [Member] | C000124403
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.84%)	1.29%								0.94%
Without Sales Load [Member] | C000151918
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%	2.68%							2.92%
Without Sales Load [Member] | C000157436
Average Annual Return [Line Items]
Average Annual Return, Percent	24.42%	8.47%				7.14%
Without Sales Load [Member] | C000154943
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%	3.19%					3.69%
Without Sales Load [Member] | C000161913
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%	6.46%			8.14%
MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	32.33%	10.73%						8.85%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent	9.92%	0.33%								2.11%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent	9.92%	0.33%								2.11%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent	9.92%	0.33%	1.83%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent	9.92%	0.33%		1.90%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent	9.92%	0.33%								2.11%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent	9.92%	0.33%								2.11%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent	9.92%	0.33%							1.87%
Goldman Sachs Index: MSCI EAFE (Net, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.97%	6.24%				5.10%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.25%					13.53%
Goldman Sachs Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.59%			14.16%
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return, Percent	32.40%	11.34%						9.35%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%								1.69%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%								1.69%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	2.33%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%		2.31%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%								1.69%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%								1.69%
Goldman Sachs Index: Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
Average Annual Return, Percent	16.88%	3.77%							4.55%
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)
Average Annual Return, Percent	10.55%	5.87%							4.97%
Goldman Sachs Index: J.P. Morgan EMBI Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	18.16%	0.47%							3.08%
Goldman Sachs Index: J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI EM℠ Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent	(0.92%)	11.51%							1.14%
Goldman Sachs Index: Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Average Annual Return, Percent	14.09%	2.94%							3.93%
Goldman Sachs Index: Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent	25.91%	4.71%					5.61%
Goldman Sachs Index: FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return, Percent	28.69%	0.03%					3.47%
Goldman Sachs Index: Multi-Manager Real Assets Strategy Composite Dynamic Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Manager Real Assets Strategy Composite Dynamic Index
Average Annual Return, Percent	27.66%	1.99%					4.42%
Goldman Sachs Index: Russell 2000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	34.07%	8.49%			9.59%